Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Ifrs Statement [Line Items]
Entity Registrant Name	Banco Santander (Mexico) S.A., Institucion de Banca Multiple, Grupo Financiero Santander Mexico
Entity Central Index Key	0001698287
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Series B shares
Ifrs Statement [Line Items]
Entity Common Stock, Shares Outstanding	3,322,685,212
Series F shares
Ifrs Statement [Line Items]
Entity Common Stock, Shares Outstanding	3,464,309,145